Equity Investments at Fair Value Through OCI and Other Short-term Investments - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Dividends received	$ 2,605,333	$ 2,385,559	$ 5,740,092
Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Other short-term investments	9,987,851	12,438,019
Changes in fair value of investment	(3,765,688)	622,424
Dividends received	2,605,333	2,370,559	$ 5,740,092
Equity and other short term investments [member] | Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Equity investments at fair value through OCI	39,028,083	46,682,657
Other short-term investments	$ 9,987,851	$ 12,438,019